QB2 Advances from SMM/SC - Schedule of Debt Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	$ 3,149	$ 4,531	$ 4,940	$ 6,534
Non-cash changes
Finance fees, discount amortization and other	7	10	27	11
Changes in foreign exchange rates	0	(213)	0	458
Borrowings at end of period	2,848	3,904	3,149	4,531
SSM/SC | QB project financing facility (b)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	3,116	4,483	2,644	3,497
Cash flows
Advances	346	476	471	652
Non-cash changes
Finance fees, discount amortization and other	1	1	1	1
Changes in foreign exchange rates	0	(215)	0	333
Borrowings at end of period	$ 3,463	$ 4,745	$ 3,116	$ 4,483